Investment in Securities (Roll-Forwards of Amount of Accumulated Other-Than-Temporary Impairments Related to Credit Losses) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Investments in Debt Securities [Abstract]
Beginning balance	¥ 1,021	¥ 1,220	¥ 1,413
Credit loss for which an other-than-temporary impairment was not previously recognized	1,103	0	0
For securities sold or redeemed	(22)	0	(171)
Due to change in intent to sell or requirement to sell	0	(199)	(22)
Ending balance	¥ 2,102	¥ 1,021	¥ 1,220